Offerings - Offering: 1	Jan. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	18,548,698
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933 (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions. Additionally, in accordance with Rule 416(b) under the Securities Act, if prior to completion of the distribution of the securities covered by the registration statement, all the securities of the class which includes the registered securities are combined by a reverse split into a lesser amount of securities of the same class, the amount of undistributed securities of such class deemed to be covered by the registration statement shall be proportionately reduced, subject to rounding. (2) Represents the maximum number of shares of common stock, par value $0.0001 per share ("Common Stock"), of the Registrant in connection with the transactions (the "Transactions") contemplated by the Agreement and Plan of Merger, dated November 18, 2024, by and among AeroVironment, Inc., BlueHalo Holdings Parent, LLC, BlueHalo Financing Topco, LLC ("BlueHalo"), and Archangel Merger Sub, LLC, as described in the accompanying registration statement. (3) Calculated in accordance with Rule 457(f) of the Securities Act. BlueHalo is a private company and no market exists for its equity securities. BlueHalo has accumulated a capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price would be one-third of the aggregate par value of BlueHalo's units being acquired in the Transactions. However, because BlueHalo's units have no par value, this value is $0.00.